INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	At December 31,
	2021		2022
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
	$	(%)	$	(%)
Suzhou Financial Leasing Co., Ltd.	27,026	4.78	27,328	4.17
RE Crimson Holdings LLC	18,854	20	22,272	20
Lavras Solar Holding S.A.	12,264	20	14,318	20
Canadian Solar Infrastructure Fund, Inc.	12,889	14.64	8,961	14.64
Francisco Sa Solar Holding S.A.	6,492	20	7,683	20
Suzhou Zhuosheng Venture Investment Fund, LLP	4,715	17.85	6,868	17.85
Salgueiro Solar Holding S.A	2,989	20	6,595	20
JuSheng (Suzhou) Solar Tech Co., Ltd.	6,274	4.55	5,922	4.38
Jaiba Solar Holding S.A.	4,903	20	5,077	20
Others	2,413	15.92-49	10,760	10.86-49
Total	98,819		115,784